UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.		Name and address of issuer:

AssetMark Funds
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

2.		The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securites of the issuer,
		check the box but do not list series or classes):				X

3.		Investment Company Act File Number:	811-10267

		Securities Act File Number:	333-53450

4(a).	Last day of fiscal year for which this Form is filed:

6/30/04

4(b).		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

SEC 2393 (9-97)

5.	Calculation of registration fee:

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):				$1,333,913,510

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:		$425,997,486

	(iii)		Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:			$0

	(iv)		Total available redemption credits [add Items 5(ii) and 5(iii)]:				$425,997,486

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:				$907,916,024

	(vi)	Redemption credits available for use in future years		$(		)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):				X	0.01267%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			=		$115,032.96

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here :					.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
	issuer in future fiscal years, then state that number here:					.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

						+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

						=$	115,032.96

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

		x	Wire Transfer (CIK 0001131042)

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*		/s/ Carrie E. Hansen

Carrie E. Hansen, Treasurer

	Date	9/24/2004

* Please print the name and title of the signing officer below the signature.